Goodwill and Intangibles - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Value	$ 131,915	$ 131,915
Accumulated Amortization	(93,215)	(58,051)
Net	38,700	73,864
Customer relationships
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Value	94,874	94,874
Accumulated Amortization	(61,517)	(38,700)
Net	$ 33,357	$ 56,174
Weighted Average Useful Life	5 years	5 years
Weighted average estimated remaining lives	2 years 6 months	3 years 6 months
Technology
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Value	$ 37,041	$ 37,041
Accumulated Amortization	(31,698)	(19,351)
Net	$ 5,343	$ 17,690
Weighted Average Useful Life	3 years	3 years
Weighted average estimated remaining lives	6 months	1 year 6 months